Basis of presentation	6 Months Ended
Jun. 30, 2021
Basis of presentation
Basis of presentation

2.    Basis of presentation

2.1   Statement of compliance and authorization of financial statements

The interim financial information included in this report has been prepared in accordance with IAS 34 ‘Interim Financial Reporting’. The results for the interim periods are unaudited and, in the opinion of management, include all adjustments necessary for a fair presentation of the results for each period. All such adjustments are of a normal recurring nature. This report should be read in conjunction with the consolidated financial statements and notes for the year ended 31 December 2020 included in Form 20-F 2020.

Ecopetrol Business Group prepares its consolidated financial statements included within Form 20-F on the basis of International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The financial information presented herein has been prepared in accordance with the accounting policies expected to be used in Form 20-F 2021 which are the same as those used in the previous year.

These unaudited interim condensed consolidated financial statements were approved by the Group's Board of Directors on October 1st, 2021.

2.2   Considerations and effects of Covid-19

As mentioned in the Consolidated Financial Statements as of December 31, 2020, since the beginning of the pandemic in Colombia, the Group has taken the measures to ensure the sustainability of the business in an environment of low prices during 2020, prioritizing the opportunities to cash generation with better equilibrium prices, maintaining growth dynamics with a focus on executing strategic asset development plans and preserving the value of assets through investments that provide reliability, integrity and continuity to the current operation in refineries, transportation systems and production fields.

In addition, during 2021, the behavior of crude oil and products prices has shown a recovery due to the maintenance of supply, given fact that the Organization of the Petroleum Exporting Countries (OPEC) has a preponderant factor to keep the market balanced. In terms of demand, vaccination campaigns began in several countries around the world, increasing the expectations of a sustained recovery, taking Brent to an average of 65.2 USD/Bl (2020 - 42.1 USD / Bl).

The Group will continue monitoring the evolution of the COVID-19 pandemic and the markets to determine the need to implement subsequent stages of the intervention plan and will continuously review the indicators of impairment of long-lived assets and investments in companies.

2.3   Bases of consolidation

For presentation purposes, these consolidated condensed interim financial statements were prepared by consolidating all companies set out in Exhibit 1, in which Ecopetrol exercises control, directly or indirectly.

The subsidiaries are consolidated from the date on which control is obtained until the date on which it ceases.

The acquisition of Guajira Association on May 1, 2020, that was accounted for as a business combination under IFRS 3, Business Combination, was finalized in 2021 with no changes in the fair value of the assets and liabilities previously recognized on the acquisition date.